Restriction on Dividends Distribution - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure restrictions to dividends distribution [line items]
Retained Earnings Unappropriated		$ 185,054,451	$ 228,987,116
Debit amounts of Other comprehensive income		$ 266,270
Percentage on distribution of earnings	20.00%	20.00%
Distribution Of Earnings In Instalments	12 months	12 months
Profit Loss		$ 22,873,284	39,478,328	$ 42,573,550
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Special reserve		10,987,097	3,475,669
Profit Loss		22,872,537	39,477,783	42,573,192
Voluntary Reserve For Future Earnings Distribution		$ 667	(66,280,398)	$ (10,987,097)
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings		20.00%
Retained Earnings Unappropriated			50,602,847
Percentage of risk-weighted assets kept as capital maintenance margin		3.50%
Personal Property Tax Expense			311,944
Profit Loss			30,268,993
Voluntary Reserve			442
Voluntary Reserve For Future Earnings Distribution			$ 20,645,356